Annual Fund Operating Expenses - COLUMBIA DIVIDEND INCOME FUND	Oct. 01, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.94%	[1]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.69%	[1]
Class V
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.94%	[1]
Class Inst
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%	[1]
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.19%	[1]
Class Adv
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.69%	[1]
Class Inst2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.62%	[1]
Class Inst3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.57%	[1]

[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.